MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

June 1, 2010
VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 331657 and 811 4492) on Behalf of MFS® Global Bond Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 73 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on May 21, 2010.

Please call the undersigned at (617) 954-5064 or Keli Davis at (617) 954-5873 with any questions you may have.

Very truly yours,

TIMOTHY M. FAGAN
Timothy M. Fagan
Vice President & Senior Counsel

TMF/bjn